Parent Only Financial Information (Details) - Scheduel of Condensed Statements of Cash Flows - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (33,401,467)	¥ (7,345,572)	¥ (1,122,560)
Net cash provided by (used in) investing activities	53,570,674	(895,671,288)	(294,289,816)
Net cash provided by (used in) financing activities	(46,058,129)	621,610,726	597,662,648
Effect of foreign currency exchange rate changes on cash	(1,263,825)	(2,424,651)	2,788,102
Net (decrease) / increase in cash	(27,152,747)	(283,830,785)	305,038,374
Cash and cash equivalents at beginning of the year	29,472,174	313,302,959	8,264,585
Cash and cash equivalents at end of the year	¥ 2,319,427	29,472,174	313,302,959
Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited		¥ 4,039,468	¥ 3,623,684